Other Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Finite-Lived Intangible Assets And Liabilities [Line Items]
Amortization expenses from continuing operations	$ 771	$ 873	$ 900
Amortization expenses from discontinuing operations			$ 26